Eaton Vance

Enhanced Equity Income Fund II

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.8%(1)

Security	Shares	Value
Aerospace & Defense — 3.6%
Boeing Co. (The)	34,644	$13,213,914
Raytheon Co.	82,209	14,968,615

		$28,182,529

Auto Components — 2.4%
Aptiv PLC	233,289	$18,544,143

		$18,544,143

Banks — 2.7%
Bank of America Corp.	291,849	$8,052,114
JPMorgan Chase & Co.	128,351	12,992,972

		$21,045,086

Beverages — 2.1%
Coca-Cola Co. (The)	175,574	$8,227,398
Constellation Brands, Inc., Class A	22,907	4,016,284
PepsiCo, Inc.	38,207	4,682,268

		$16,925,950

Biotechnology — 4.5%
Alnylam Pharmaceuticals, Inc.(2)	46,770	$4,370,656
Argenx SE ADR(2)	28,878	3,605,130
Bluebird Bio, Inc.(2)	12,904	2,030,186
Celgene Corp.(2)	66,642	6,287,006
Exact Sciences Corp.(2)	61,693	5,343,848
Vertex Pharmaceuticals, Inc.(2)	77,099	14,182,361

		$35,819,187

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	188,397	$8,969,581

		$8,969,581

Capital Markets — 1.9%
Charles Schwab Corp. (The)	351,247	$15,019,322

		$15,019,322

Chemicals — 2.5%
Ecolab, Inc.	68,396	$12,074,630
Sherwin-Williams Co. (The)	17,765	7,651,563

		$19,726,193

Commercial Services & Supplies — 2.8%
Waste Connections, Inc.	119,473	$10,584,113
Waste Management, Inc.	112,318	11,670,963

		$22,255,076

Security	Shares	Value
Communications Equipment — 1.0%
Arista Networks, Inc.(2)	24,538	$7,716,219

		$7,716,219

Containers & Packaging — 0.5%
Avery Dennison Corp.	36,112	$4,080,656

		$4,080,656

Electronic Equipment, Instruments & Components — 1.0%
Littelfuse, Inc.	43,517	$7,940,982

		$7,940,982

Entertainment — 3.0%
Netflix, Inc.(2)	27,799	$9,912,011
Spotify Technology SA(2)	59,158	8,211,130
Walt Disney Co. (The)	53,650	5,956,760

		$24,079,901

Health Care Equipment & Supplies — 5.6%
Abbott Laboratories	221,686	$17,721,578
Danaher Corp.	81,195	10,719,364
Intuitive Surgical, Inc.(2)	20,943	11,949,657
iRhythm Technologies, Inc.(2)	47,654	3,572,144

		$43,962,743

Health Care Providers & Services — 2.1%
Anthem, Inc.	19,513	$5,599,841
UnitedHealth Group, Inc.	45,692	11,297,804

		$16,897,645

Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	113,191	$8,414,619

		$8,414,619

Interactive Media & Services — 13.6%
Alphabet, Inc., Class C(2)	54,439	$63,873,823
Cargurus, Inc.(2)	163,031	6,531,022
Facebook, Inc., Class A(2)	108,309	18,054,027
IAC/InterActiveCorp.(2)	56,101	11,787,381
Twitter, Inc.(2)	235,310	7,736,993

		$107,983,246

Internet & Direct Marketing Retail — 8.9%
Amazon.com, Inc.(2)	35,783	$63,720,577
Booking Holdings, Inc.(2)	3,847	6,712,669

		$70,433,246

IT Services — 8.0%
GoDaddy, Inc., Class A(2)	225,833	$16,980,383
Visa, Inc., Class A	294,628	46,017,948

		$62,998,331

Life Sciences Tools & Services — 0.7%
Illumina, Inc.(2)	18,648	$5,793,747

		$5,793,747

Security	Shares	Value
Pharmaceuticals — 3.4%
AstraZeneca PLC ADR	185,413	$7,496,247
Merck & Co., Inc.	167,763	13,952,849
Novartis AG ADR	59,590	5,728,983

		$27,178,079

Road & Rail — 1.9%
CSX Corp.	202,138	$15,123,965

		$15,123,965

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Inc.	10,355	$3,113,852
Micron Technology, Inc.(2)	160,304	6,625,364
QUALCOMM, Inc.	217,019	12,376,594
Texas Instruments, Inc.	88,994	9,439,594

		$31,555,404

Software — 14.6%
Adobe, Inc.(2)	77,589	$20,676,693
Intuit, Inc.	57,084	14,922,328
Microsoft Corp.	220,860	26,048,228
Palo Alto Networks, Inc.(2)	72,535	17,617,301
SailPoint Technologies Holding, Inc.(2)	283,066	8,129,656
salesforce.com, inc.(2)	175,214	27,748,641

		$115,142,847

Specialty Retail — 4.3%
Home Depot, Inc. (The)	33,243	$6,378,999
Lowe’s Cos., Inc.	73,458	8,041,447
TJX Cos., Inc. (The)	211,522	11,255,086
Ulta Beauty, Inc.(2)	24,012	8,373,705

		$34,049,237

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	76,467	$14,524,907

		$14,524,907

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	161,356	$13,587,789

		$13,587,789

Total Common Stocks (identified cost $477,206,196)		$797,950,630

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(3)	3,829,186	$3,829,186

Total Short-Term Investments (identified cost $3,829,186)		$3,829,186

Total Investments — 101.3% (identified cost $481,035,382)		$801,779,816

Description	Value

Total Written Covered Call Options — (0.9)% (premiums received $5,887,439)	$(7,060,168)

Other Assets, Less Liabilities — (0.4)%	$(3,141,654)

Net Assets — 100.0%	$791,577,994

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2019 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $46,181.

Written Covered Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	1,105	$8,833,370	$80	4/18/19	$(174,590)
Adobe, Inc.	385	10,259,865	265	4/18/19	(256,988)
Alnylam Pharmaceuticals, Inc.	230	2,149,350	105	4/18/19	(7,475)
Alphabet, Inc., Class C	270	31,679,370	1,150	4/18/19	(949,050)
Amazon.com, Inc.	175	31,163,125	1,775	4/18/19	(742,000)
Anthem, Inc.	95	2,726,310	310	4/18/19	(3,467)
Apple, Inc.	380	7,218,100	190	4/18/19	(141,550)
Aptiv PLC	1,165	9,260,585	85	4/18/19	(29,125)
Arista Networks, Inc.	120	3,773,520	340	5/17/19	(111,600)
AstraZeneca PLC ADR	465	1,879,995	43	4/12/19	(2,325)
Avery Dennison Corp.	100	1,130,000	110	4/18/19	(40,000)
Bank of America Corp.	1,455	4,014,345	29	5/3/19	(40,740)
Boeing Co. (The)	80	3,051,360	440	4/18/19	(760)
Booking Holdings, Inc.	15	2,617,365	1,810	4/18/19	(14,850)
Broadcom, Inc.	100	3,007,100	300	4/26/19	(85,500)
Cargurus, Inc.	690	2,764,140	45	4/18/19	(12,075)
Charles Schwab Corp. (The)	1,755	7,504,380	47	4/18/19	(13,162)
Coca-Cola Co. (The)	875	4,100,250	47	4/18/19	(38,938)
Constellation Brands, Inc., Class A	110	1,928,630	185	4/18/19	(24,200)
CSX Corp.	1,010	7,556,820	73	4/18/19	(358,550)
Danaher Corp.	405	5,346,810	135	5/17/19	(91,125)
Ecolab, Inc.	340	6,002,360	175	4/18/19	(115,600)
Exact Sciences Corp.	305	2,641,910	100	4/18/19	(7,625)
Facebook, Inc., Class A	540	9,001,260	185	4/18/19	(3,780)
Fortune Brands Home & Security, Inc.	940	4,475,340	50	5/17/19	(89,300)
GoDaddy, Inc., Class A	1,125	8,458,875	80	4/18/19	(30,937)
Home Depot, Inc. (The)	165	3,166,185	188	4/12/19	(86,625)
IAC/InterActiveCorp.	280	5,883,080	220	4/18/19	(46,200)
Illumina, Inc.	90	2,796,210	340	4/18/19	(6,525)
Intuit, Inc.	285	7,450,185	260	4/18/19	(162,450)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Intuitive Surgical, Inc.	100	$5,705,800	$585	4/18/19	$(68,000)
iRhythm Technologies, Inc.	115	862,040	105	4/18/19	(4,312)
JPMorgan Chase & Co.	640	6,478,720	108	4/5/19	(640)
Lowe’s Cos., Inc.	195	2,134,665	105	4/18/19	(99,450)
Merck & Co., Inc.	720	5,988,240	83	4/18/19	(115,200)
Micron Technology, Inc.	800	3,306,400	43	4/18/19	(61,200)
Microsoft Corp.	1,100	12,973,400	120	4/26/19	(200,750)
Netflix, Inc.	135	4,813,560	380	4/18/19	(104,625)
NIKE, Inc., Class B	805	6,778,905	88	5/17/19	(92,978)
Novartis AG ADR	295	2,836,130	93	4/18/19	(122,425)
Palo Alto Networks, Inc.	360	8,743,680	270	4/18/19	(7,920)
PepsiCo, Inc.	190	2,328,450	125	5/17/19	(31,065)
QUALCOMM, Inc.	1,085	6,187,755	57	5/3/19	(251,178)
Raytheon Co.	410	7,465,280	190	4/26/19	(40,795)
SailPoint Technologies Holding, Inc.	1,415	4,063,880	35	5/17/19	(45,988)
salesforce.com, inc.	875	13,857,375	165	5/17/19	(280,000)
Sherwin-Williams Co. (The)	85	3,661,035	450	4/18/19	(9,987)
Spotify Technology SA	135	1,873,800	155	4/18/19	(2,700)
Starbucks Corp.	565	4,200,210	73	4/18/19	(137,295)
Texas Instruments, Inc.	440	4,667,080	114	4/18/19	(4,400)
TJX Cos., Inc. (The)	1,055	5,613,655	53	4/18/19	(137,150)
Twitter, Inc.	1,175	3,863,400	38	4/26/19	(76,375)
Ulta Beauty, Inc.	120	4,184,760	360	5/17/19	(93,000)
UnitedHealth Group, Inc.	225	5,563,350	260	4/18/19	(36,563)
Vertex Pharmaceuticals, Inc.	385	7,082,075	200	4/18/19	(40,425)
Visa, Inc., Class A	1,470	22,959,930	150	4/18/19	(1,043,700)
Walt Disney Co. (The)	265	2,942,295	117	5/3/19	(26,235)
Waste Connections, Inc.	595	5,271,105	90	6/21/19	(130,900)
Waste Management, Inc.	560	5,818,960	105	5/17/19	(107,800)

Total					$(7,060,168)

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $7,060,168.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$797,950,630 *	$—	$—	$797,950,630
Short-Term Investments	—	3,829,186	—	3,829,186
Total Investments	$797,950,630	$3,829,186	$—	$801,779,816

Liability Description
Written Covered Call Options	$(7,060,168)	$—	$—	$(7,060,168)
Total	$(7,060,168)	$—	$—	$(7,060,168)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.